N-2	Oct. 31, 2022 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001219120
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Advent Convertible and Income Fund
Other Transaction Expenses [Abstract]
Interest Expenses on Borrowings [Percent]	3.28%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal market conditions, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income securities. Under normal market conditions, the Fund will invest at least 30% of its managed assets in convertible securities and up to 70% of its managed assets in non-convertible income securities. The Fund may invest without limitation in securities of foreign issuers.
Risk [Text Block]

Investors should consider the following risk factors and special considerations associated with investing in the Fund. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions and therefore subject the Fund’s investments and a shareholder’s investment in the Fund to elevated investment risk, including the possible loss of the entire principal amount invested.

Investment and Market Risk. An investment in the Fund is subject to investment risk, particularly under current economic, financial, labor and health conditions, including the possible loss of the entire principal amount that you invest. An investment in the common shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions (such as the current contentious political climate in the United States), environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, that each of which may be temporary or last for extended periods of time. Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity. At any point in time, your common shares may be worth less than your original investment, including the reinvestment of Fund dividends and distributions.

Market Discount Risk. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell common shares, and at what price to do so, whether investors will realize gains or losses upon the sale of common shares will depend entirely upon whether the market price of common shares at the time of sale is above or below the investor’s purchase price for common shares. Because the market price of common shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for common shares, stability of dividends or distributions, trading volume of common shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether common shares will trade at, below or above net asset value or at, below or above an investor’s initial purchase price for common shares.

Convertible Securities Risk. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock, but are usually subordinated to senior debt obligations of the issuer.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated.

Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or through voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory-conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities. A convertible security may be subject to redemption at the option of the issuer at a price set in the governing instrument of the convertible security. If a convertible security held by the Fund is subject to such redemption option and is called for redemption, the Fund must allow the issuer to redeem the security, convert it into the underlying common stock, or sell the security to a third party.

As a result of the conversion feature, convertible securities typically offer lower interest rates than if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on convertible securities may be less than that of a common stock equivalent if the yield on the convertible security is at a level that would cause it to sell at a discount.

Also, in the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional securities are issued, a stock dividend is declared, or the issuer enters into another type of corporate transaction which increases its outstanding securities.

Structured and Synthetic Convertible Securities Risk. The value of structured and synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at a risk of loss depending on the performance of the underlying equity security. Structured and synthetic convertible securities may be less liquid than other convertible securities. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Equity Securities Risk. Equity securities risk is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock in which the Fund may invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Fund. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding: government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Interest Rate Risk. Convertible securities and non-convertible income-producing securities (including preferred stock and debt securities) (collectively “income securities”) are subject to certain interest rate risks, including:

•	If interest rates go up, the value of income securities in the Fund’s portfolio generally will decline. These risks may be greater in the current market environment because while interest rates were historically low in recent years, the Fed has been increasing the Federal Funds rate to address inflation.
•	During periods of declining interest rates, the issuer of an income security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding income securities. This is known as call or prepayment risk. Lower grade income securities have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a lower grade income security if the issuer can refinance the security at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

•	During periods of rising interest rates, the average life of certain types of income securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The risk of interest rates is more pronounced in the current market environment with interest rates rising in response to inflation.

Credit Risk. Credit risk is the risk that one or more income securities in the Fund’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Fund’s investments in income securities involve credit risk. However, in general, lower rated, lower grade and noninvestment grade income securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund’s net asset value or dividends.

Lower Grade Securities Risk. Investing in lower grade and non-investment grade securities involves additional risks. Securities of below investment grade quality are commonly referred to as “junk bonds” or “high yield securities.” Investment in securities of below investment grade quality involves substantial risk of loss. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. Securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values for securities of below investment grade quality tend to be more volatile and such securities tend to be less liquid than investment grade debt securities. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Debt Securities Risk. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

Non-Cumulative Dividends. Some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on noncumulative preferred stocks in which the Fund invests will be declared or otherwise made payable.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may have the right to elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Foreign Securities Risk. Investing in foreign issuers or securities denominated in non-U.S. currencies may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), confiscatory taxation, political or social instability, illiquidity, price volatility, market manipulation, expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities.

Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore, the prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers to make payments of principal and interest to investors located outside the country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in a foreign security. Transaction costs of investing outside the U.S. are generally higher than in the U.S. Higher costs result because of the cost of converting a foreign currency to dollars, the payment of fixed brokerage commissions on some foreign exchanges and the imposition of transfer taxes or transaction charges by foreign exchanges. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund’s performance. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one country or geographic region, in which case the Fund may be more exposed to regional economic risks, and to the extent that the Fund invests in securities of issuers in emerging markets.

On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the European Union (“EU”). Following a transition period, the United Kingdom and the EU signed a Trade and Cooperation Agreement (“UK/EU Trade Agreement”), which came into full force on May 1, 2021 and set out the foundation of the economic and legal framework for trade between the United Kingdom and the EU. As the UK/EU Trade Agreement is a new legal framework, the implementation of the UK/EU Trade Agreement may result in uncertainty in its application and periods of volatility in both the UK and wider European markets. The UK’s exit from the EU (“Brexit”) is expected to result in additional trade costs and disruptions in this trading relationship. Furthermore, there is the possibility that either party may impose tariffs on trade in the future in the event that regulatory standards between the EU and the UK diverge. The terms of the future relationship may cause continued uncertainty in the global financial markets, and adversely affect the performance of the Fund.

In addition to the effects on the Fund’s investments in European issuers, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of the Fund’s other investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as the new relationship between the UK and EU is further defined and as the UK determines which EU laws to replace or replicate. In addition, Brexit could lead to further disintegration of the EU and related political stresses (including those related to sentiment against cross border capital movements and activities of investors like the Fund), prejudice to financial services businesses that are conducting business in the EU and which are based in the UK, legal uncertainty regarding achievement of compliance with applicable financial and commercial laws and regulations in view of the expected steps to be taken pursuant to or in contemplation of Brexit. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund’s business, results of operations and financial condition.

Emerging Markets Risk. Investments in securities the issuers of which are located in countries considered to be emerging markets are subject to heightened risks relative to foreign investing generally and are considered speculative. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Compared to developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries. Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Investments in issuers located in emerging markets pose a greater degree of systemic risk. The inter-relatedness of institutions within a country and among emerging market economies has increased in recent years. Institutional failures or economic difficulties may spread throughout a country, region or emerging market countries throughout the world, which may limit the ability of the Fund to manage risk through geographic diversification. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims.

Foreign Currency Risk. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are denominated or quoted. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. Foreign currency rates may fluctuate significantly over short periods of time for various reasons, including changes in interest rates, inflation, balance of payments, governmental surpluses or deficits, intervention or non-intervention by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls and political developments in the U.S. and abroad. The Fund may, but is not required, to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. There can be no assurance that such strategies will be available or will be used by the Fund or, if used, will be successful. Certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency. The Fund may attempt within the parameters of currency and exchange controls that may be in effect, to obtain rights to exchange its invested capital, dividends, interest, fees, other distributions and capital gains into convertible currencies. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange rates have been highly volatile in recent years. The combination of volatility and leverage gives rise to the possibility of large profit and large loss. In addition, there is counterparty risk since currency trading is done on a principal to principal basis.

Derivatives Transactions Risk. The Fund may engage in various derivatives transactions for hedging and risk management purposes, to facilitate portfolio management and to earn income or enhance total return. The use of derivatives transactions to earn income or enhance total return may be particularly speculative. Derivative transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting the gains from favorable market movements. Losses on derivatives transactions may reduce the Fund’s net asset value and its ability to pay dividends if such losses are not offset by gains on portfolio positions being hedged. Derivatives transactions involve risks. There may be imperfect correlation between the value of such instruments and the underlying assets. Derivatives transactions may be subject to risks associated with the possible default of the other party to the transaction. Derivative instruments may be illiquid. Certain derivatives transactions may have economic characteristics similar to leverage, in that relatively small market movements may result in large changes in the value of an investment. Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Furthermore, the Fund’s ability to successfully use derivatives transactions depends on the manager’s ability to predict pertinent market movements, which cannot be assured. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Derivatives transactions involve risks of mispricing or improper valuation. The documentation governing a derivative instrument or transaction may be unfavorable or ambiguous. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

Risk Associated with Covered Call Option Writing. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

The value of options written by the Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities, changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.

To the extent that there is a lack of correlation between the index options written by the Fund and the Fund’s portfolio securities, movements in the indexes underlying the options positions may result in losses to the Fund, which may more than offset any gains received by the Fund from options premiums. Such sales would involve transaction costs borne by the Fund and may also result in realization of taxable gains.

With respect to exchange-traded options, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position on an options exchange. An absence of a liquid secondary market on an exchange may arise because: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or The Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. In the event that the Fund were unable to close out a call option that it had written on a portfolio security, it would not be able to sell the underlying security unless the option expired without exercise.

The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions.

The Fund may also write (sell) over-the-counter options (“OTC options”). Options written by the Fund with respect to non-U.S. securities, indices or sectors generally will be OTC options. OTC options differ from exchange-listed options in that they are entered into directly with the buyer of the option and not through an exchange or clearing organization that is interposed between the Fund and the counterparty. In an OTC option transaction exercise price, premium and other terms are negotiated between buyer and seller. OTC options generally do not have as much market liquidity as exchange-listed options. The OTC options written by the Fund will not be issued, guaranteed or cleared by the OCC. In addition, the Fund’s ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Concerns about, or a default by, one large market participant could lead to significant liquidity problems for other participants. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

Leverage Risk. The use of leverage may result in higher income to common shareholders over time; however, there can be no assurance that this expectations will be realized or that a leveraging strategy will be successful in any particular time period. Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There can be no assurance that a leveraging strategy will be utilized or will be successful.

The use of leverage by the Fund will cause the net asset value, and possibly the market price, of the Fund’s common shares to fluctuate significantly in response to changes in interest rates and other economic indicators. As a result, the net asset value and market price and dividend rate of the common shares of the Fund is likely to be more volatile than those of a closed-end management investment company that is not exposed to leverage. In a declining market the use of leverage may result in a greater decline in the net asset value of the common shares than if the Fund were not leveraged.

Leverage will increase operating costs, which may reduce total return. The Fund will have to pay interest on its indebtedness, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment, which would negatively affect the performance of the Fund. Increases in interest rates that the Fund must pay on its indebtedness will increase the cost of leverage and may reduce the return to common shareholders. This risk may be greater in the current market environment because while interest rates were historically low in recent years, the Fed has been increasing the Federal Funds rate to address inflation.

Certain types of indebtedness subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain indebtedness issued by the Fund also may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such indebtedness. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these guidelines will impede the Investment Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. However, particularly during periods of adverse or volatile market conditions, the Fund may be required to sell assets in order to meet payment obligations on any leverage or to redeem leverage in order to comply with asset coverage or portfolio composition requirements.

Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. In connection with reverse repurchase agreements, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted

The Fund may have leverage outstanding during a shorter-term period during which such leverage may not be beneficial to the Fund if the Fund believes that the long-term benefits to common shareholders of such leverage would outweigh the costs and portfolio disruptions associated with redeeming and reissuing such leverage. However, there can be no assurance that the Fund’s judgment in weighing such costs and benefits will be correct.

During the time in which the Fund is utilizing leverage, the amount of the fees paid for investment advisory services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s managed assets, including proceeds of leverage. This may create a conflict of interest between the manager and the common shareholders, as common shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire advisory fee.

In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage. The Fund has adopted a derivatives risk management program which includes value-at-risk modeling, stress tests, backtests, and additional disclosures to the SEC in compliance with Rule 18f-4 under the 1940 Act. The requirements of the rule and the Fund’s derivatives risk management program may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the cost of such transactions, which could adversely affect the performance of the Fund.

Illiquid Investments Risk. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Significant changes in the capital markets, including recent disruption and volatility, have had, and may in the future have, a negative effect on the valuations of certain illiquid investments. Illiquid securities are also more difficult to value and the manager’s judgment may play a greater role in the valuation process. Although certain illiquid investments are not publicly traded, applicable accounting standards and valuation principles require the Fund to assume as part of its valuation process that such investments are sold in a principal market to market participants (even if the Fund plans on holding such investments to maturity). In addition, investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. Although many of the Rule 144A Securities in which the Fund invests may be, in the view of the manager, liquid, if qualified institutional buyers are unwilling to purchase these Rule 144A Securities, they may become illiquid.

Smaller Company Risk. The general risks associated with corporate income-producing and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

REIT Risk. To the extent that the Fund invests in REITs it will be subject to the risks associated with owning real estate and with the real estate industry generally. REITs are subject to interest rate risks (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Inflation Risk/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. This risk is significantly elevated compared to normal conditions because of recent monetary policy measures and inflationary price movements. In response to the recent rise in inflation rates, the Fed has been increasing the Federal Funds rate. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to common shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Securities Lending Risk. The Fund may also lend the securities it owns to others, which allows the Fund the opportunity to earn additional income. Although the Fund will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Fund be able to reacquire the loaned securities if certain events occur, the Fund is still subject to the risk that the borrower of the securities may default, which could result in the Fund losing money, which would result in a decline in the Fund’s net asset value. The Fund may also purchase securities for delayed settlement. This means that the Fund is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement.

Not a Complete Investment Program. An investment in the common shares of the Fund should not be considered a complete investment program. The Fund is intended for long-term investors seeking total return through a combination of current income and capital appreciation. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. Each common shareholder should take into account the Fund’s investment objective as well as the common shareholder’s other investments when considering an investment in the Fund.

Management Risk. Management’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and there can be no assurance that the investment decisions made will prove beneficial to the Fund.

Legislation and Regulation Risk. Legislation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the Fund or entities in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

Changes enacted by the current presidential administration could significantly impact the regulation of financial markets in the United States. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Fed. Certain of these changes can, and have, been effectuated through executive order. For example, the current administration has taken steps to address the COVID-19 pandemic, rejoin the Paris climate accord of 2015, cancel the

Keystone XL pipeline, change immigration enforcement priorities and increase spending on clean energy and infrastructure. Other potential changes that could be pursued by the current presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States. The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Although the Fund cannot predict the impact, if any, of these changes on the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them. The Investment Adviser intends to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that they will be successful in doing so.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may result in realized capital losses.

Recent Market, Economic and Social Developments Risk. Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation.

Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the U.S. and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU or the EMU, continued changes in the balance of political power among and within the branches of the U.S. government, and government shutdowns, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

In particular, the consequences of the Russian military invasion of Ukraine, including comprehensive international sanctions, the impact on inflation and increased disruption to supply chains and energy resources may impact the Fund’s portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Fund’s returns and net asset value. The Fund has no way to predict the duration or outcome of the situation, as the conflict and government reactions are rapidly developing and beyond the Fund’s control. Prolonged unrest, military activities, or broad-based sanctions could have a material adverse effect on the Fund’s portfolio companies. Such consequences also may increase the Fund’s funding cost or limit the Fund’s access to the capital markets.

The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Fund’s business, financial condition and results of operations.

LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund utilizes leverage or borrowings primarily based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. LIBOR can no longer be used to calculate new deals as of December 31, 2021. Since December 31, 2021, all sterling, euro, Swiss france and

Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative, and after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. At this time, no consensus exists as to what rate or rates will become accepted alternatives to LIBOR, although the U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has begun publishing SOFR. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there may be uncertainties regarding a transition from LIBOR, including but not limited to the need to amend all contracts with LIBOR as the referenced rate and how this will impact the cost of variable rate debt and certain derivative financial instruments. In addition, SOFR or the replacement rates may fail to gain market acceptance. Any failure of SOFR or alternative reference rates to gain market acceptance could adversely affect the return on, value of and market for securities linked to such rates.

The state of New York has adopted legislation that requires LIBOR-based contracts that do not include a fallback to a rate other than LIBOR or an inter-bank quotation poll to use a SOFR-based rate plus a spread adjustment. On March 15, 2022, President Biden signed into law the Adjustable Interest Rate (LIBOR) Act, which provides for the automatic replacement of U.S. Dollar LIBOR with a benchmark replacement selected by the Board of Governors of the Federal Reserve System in certain instruments that contain no LIBOR transition or fallback language. The New York and federal statutes each include safe harbors from liability, which may limit the recourse the Fund may have if the alternative reference rate does not fully compensate the Fund for the transition of an instrument from LIBOR.

These developments could negatively affect financial markets in general and present heightened risks, including with respect to the Fund’s investments. As a result of this uncertainty and developments relating to the transition process, the Fund and its investments may be adversely affected.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and informational security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which the Fund invests in can also subject the Fund to many of the same risks associated with direct cyber security breaches. Like with operational risk in general, the Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third party service providers to the Fund. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders could be negatively impacted as a result.

Latest Share Price	$ 11.71
Latest Premium (Discount) to NAV [Percent]	(5.56%)
Latest NAV	$ 12.40
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares] | shares	34,593,769